Shareholder Report, Line Graph (Details) - USD ($)	1 Months Ended
	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	May 31, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
ClassI
Account Value [Line Items]
Accumulated Value	$ 15,250	$ 14,685	$ 14,726	$ 14,129	$ 13,425	$ 12,633	$ 12,210	$ 12,648	$ 14,129	$ 13,800	$ 12,937	$ 11,718	$ 12,473	$ 12,024		$ 10,993	$ 11,319	$ 11,379	$ 11,195	$ 10,621	$ 10,709	$ 10,000
Class I
Account Value [Line Items]
Accumulated Value	26,050	24,360	25,024	22,267	21,165	19,210	17,460	16,353	21,119	20,736	16,973	12,384	15,136	14,032		12,118	14,468	13,879	12,746	11,658	10,522	10,000
Class S
Account Value [Line Items]
Accumulated Value	26,727	24,966	25,624	22,779	21,626	19,610	17,795	16,651	21,473	21,063	17,212	12,551	15,305	14,178		12,221	14,580	13,972	12,810	11,696	10,531	10,000
class i
Account Value [Line Items]
Accumulated Value	19,848	19,296	20,326	19,800	19,634	18,050	15,720	15,606	17,073	17,277	12,423	9,332	11,878	11,218		10,692	14,624	13,773	12,933	11,672	9,857	10,000
class I
Account Value [Line Items]
Accumulated Value	19,868	18,900	18,423	16,683	15,822	14,604	13,888	13,190	15,676	13,926	12,309	10,044	11,298	10,220	$ 10,000
Bloomberg U S Aggregate Index [Member]
Account Value [Line Items]
Accumulated Value	12,199	11,826	11,369	11,148	11,228	10,683	10,640	10,966	12,231	12,224	12,423	12,266	11,557	11,280		10,631	10,457	10,629	10,498	10,265	10,531	10,000
Russell 2500 Class I [Member]
Account Value [Line Items]
Accumulated Value	26,908	24,150	24,044	21,974	21,470	19,891	18,282	17,415	22,396	22,166	18,951	14,049	15,795	14,743		12,364	14,488	13,739	12,462	11,759	10,397	10,000
Russell 2500 Index Class S [Member]
Account Value [Line Items]
Accumulated Value	26,908	24,150	24,044	21,974	21,470	19,891	18,282	17,514	22,396	22,166	18,951	14,049	15,795	14,743		12,364	14,488	13,739	12,462	11,759	10,397	10,000
Russell 2000 Index [Member]
Account Value [Line Items]
Accumulated Value	25,040	21,801	22,198	20,246	19,903	18,397	17,020	16,380	21,391	21,899	18,632	13,517	15,534	14,478		12,375	14,974	13,909	12,737	12,131	10,222	10,000
Russell Micro Cap Index [Member]
Account Value [Line Items]
Accumulated Value	24,972	20,082	20,306	17,708	17,858	16,711	16,332	15,671	20,926	22,622	17,534	12,870	14,495	13,514		$ 11,838	$ 15,079	$ 13,620	$ 12,544	$ 12,035	$ 9,830	$ 10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Accumulated Value	24,831	22,414	21,196	19,440	17,119	15,790	13,591	13,274	16,822	15,410	13,387	10,688	11,073	10,033	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Accumulated Value	$ 19,296	$ 17,648	$ 16,649	$ 15,522	$ 14,558	$ 13,731	$ 13,063	$ 12,311	$ 14,130	$ 13,213	$ 11,291	$ 9,199	$ 10,984	$ 10,089	$ 10,000